Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Fair Value Disclosure € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Financial assets
Financial assets, Carrying amount	€ 46,894	€ 52,462
Financial assets, Fair value	46,894	52,462
Financial liabilities
Financial liabilities, Carrying amount	54,347	17,902
Financial liabilities, Fair value	50,913	€ 14,425
Cash and cash equivalents [Member]
Financial assets
Financial assets, Classification		At amortized cost
Financial assets, Fair value hierarchy		3
Financial assets, Carrying amount	29,162	€ 34,441
Financial assets, Fair value	29,162	€ 34,441
Other investments [Member]
Financial assets
Financial assets, Classification		At amortized cost
Financial assets, Fair value hierarchy		3
Financial assets, Carrying amount	5	€ 3,199
Financial assets, Fair value	5	€ 3,199
Other financial receivables (current) [Member]
Financial assets
Financial assets, Classification		At amortized cost
Financial assets, Fair value hierarchy		3
Financial assets, Carrying amount	2,439	€ 921
Financial assets, Fair value	2,439	€ 921
Other financial receivables (non-current) [Member]
Financial assets
Financial assets, Classification		At amortized cost
Financial assets, Fair value hierarchy		3
Financial assets, Carrying amount	4	€ 4
Financial assets, Fair value	4	€ 4
Warrant liabilities - private [Member]
Financial liabilities
Financial liabilities, Classification		FVTPL
Financial liabilities, Fair value hierarchy		2
Financial liabilities, Carrying amount	3,280	€ 1,091
Financial liabilities, Fair value	3,280	€ 1,091
Warrant liabilities - public [Member]
Financial liabilities
Financial liabilities, Classification		FVTPL
Financial liabilities, Fair value hierarchy		1
Financial liabilities, Carrying amount	5,243	€ 1,348
Financial liabilities, Fair value	5,243	€ 1,348
Warrant liabilities - Shareholder loan [Member]
Financial liabilities
Financial liabilities, Classification		FVTPL
Financial liabilities, Fair value hierarchy		2
Financial liabilities, Carrying amount	11,114
Financial liabilities, Fair value	11,114
Warrant liabilities - Capital increase [Member]
Financial liabilities
Financial liabilities, Classification		FVTPL
Financial liabilities, Fair value hierarchy		2
Financial liabilities, Carrying amount	1,989
Financial liabilities, Fair value	1,989
Loans and borrowings (current) [Member]
Financial liabilities
Financial liabilities, Classification		At amortized cost
Financial liabilities, Fair value hierarchy		3
Financial liabilities, Carrying amount	13,908
Financial liabilities, Fair value	13,908
Trade payables (current) [Member]
Financial liabilities
Financial liabilities, Classification		At amortized cost
Financial liabilities, Fair value hierarchy		3
Financial liabilities, Carrying amount	12,880	€ 10,012
Financial liabilities, Fair value	12,880	€ 10,012
Trade payables due to related parties (current) [Member]
Financial liabilities
Financial liabilities, Classification		At amortized cost
Financial liabilities, Fair value hierarchy		3
Financial liabilities, Carrying amount	2,300	€ 1,821
Financial liabilities, Fair value	2,300	€ 1,821
Lease liabilities (non-current) [Member]
Financial liabilities
Financial liabilities, Classification		At amortized cost
Financial liabilities, Fair value hierarchy		3
Financial liabilities, Carrying amount	2,580	€ 2,635
Financial liabilities, Fair value
Lease liabilities (current) [Member]
Financial liabilities
Financial liabilities, Classification		At amortized cost
Financial liabilities, Fair value hierarchy		3
Financial liabilities, Carrying amount	853	€ 842
Financial liabilities, Fair value
Other payables financial (current) [Member]
Financial liabilities
Financial liabilities, Classification		At amortized cost
Financial liabilities, Fair value hierarchy		3
Financial liabilities, Carrying amount	198	€ 153
Financial liabilities, Fair value	198	€ 153
Trade receivables (current) [Member]
Financial assets
Financial assets, Classification		At amortized cost
Financial assets, Fair value hierarchy		3
Financial assets, Carrying amount	15,285	€ 13,897
Financial assets, Fair value	€ 15,285	€ 13,897